Financial Instruments and Risk Management (Narratives) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [Line Items]
Hedging ratio	1:1
Hedged instruments amount	360,000,000
Us Dollar Ils [Member]
Disclosure of risk management strategy related to hedge accounting [Line Items]
Average interest discount on loan	4.50%	5.30%
Average interest discount on debenture	6.70%	8.10%